September 23, 2016

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VALIC Company I

Post-Effective Amendment No. 74

to the Registration Statement on Form N-1A

CIK No. 0000719423

SEC File Nos. 2-83631, 811-3738

Ladies and Gentlemen:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A of VALIC Company I (the “Registrant”). This filing reflects various immaterial changes from the Prospectuses and related Statements of Additional Information included in Post-Effective Amendment No. 71 to the Registration Statement filed by the Registrant on September 24, 2015 and those included in Post-Effective Amendment No. 73 to the Registration Statement filed by the Registrant on July 26, 2016.

The undersigned was responsible for the preparation and review of Post-Effective Amendment No. 74 and is of the opinion that Post-Effective Amendment No. 74 does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) and that no material events requiring disclosure in the Prospectuses or the Statements of Additional Information have occurred since September 28, 2015, the effective date of the Registrant’s Post-Effective Amendment No. 71, or September 28, 2016, the effective date of the Registrant’s Post-Effective Amendment No. 73.

Any questions or comments with respect to this filing may be directed to the undersigned at 202.775.1232.

Sincerely,

/s/ Eric Simanek

Eric Simanek

cc:	Christopher J. Tafone, Esq.

Louis O. Ducote, Esq.

David M. Leahy, Esq.

Matthew J. Van Wormer, Esq.